DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Notes to Financial Statements
NOTE 11 - DERIVATIVE LIABILITIES

In a series of subscription agreements, the Company issued warrants that contain certain anti-dilution provisions that have been identified as derivatives. In addition, the Company identified the conversion feature of certain convertible notes payable and convertible preferred stock as derivatives. As of July 31, 2017, the number of warrants or common shares to be issued under these agreements is indeterminate; therefore, the Company concluded that the equity environment is tainted and all additional warrants and convertible debt are included in the value of the derivative.

The Company estimates the fair value of the derivative liabilities at the issuance date and at each subsequent reporting date, using a multinomial lattice model simulation. The model is based on a probability weighted discounted cash flow model using projections of the various potential outcomes.

During the three months ended July 31, 2017, we had the following activity in our derivative liabilities:

		Convertible	Preferred
	Warrants	Notes	Stock	Total

Balance, April 30, 2017	$6,299,670	$304,675	$5,656	$6,610,001
New issuances of debt	-	478,750	-	478,750
Debt conversions and warrant exercises	(1,906,006)	-	(5,614)	(1,911,620)
Change in fair value of derivative liabilities	(4,176,274)	(290,367)	(42)	(4,466,683)

Balance, July 31, 2017	$217,390	$493,058	$-	$710,448

Key inputs and assumptions used in valuing the Company’s derivative liabilities as of July 31, 2017 are as follows:

·	Stock prices on all measurement dates were based on the fair market value
·	Risk-free interest rates ranging from 1.46% – 1.51%
·	The probability of future financing was estimated at 100%
·	Computed volatility ranging from 104% to 109%

These inputs are subject to significant changes from period to period and to management’s judgment; therefore, the estimated fair value of the derivative liabilities will fluctuate from period to period, and the fluctuation may be material.

In a series of subscription agreements, the Company issued warrants that contain certain anti-dilution provisions that have been identified as derivatives. In addition, the Company identified the conversion feature of certain convertible notes payable and convertible preferred stock as derivatives. As of April 30, 2017, the number of warrants or common shares to be issued under these agreements is indeterminate; therefore, we have concluded that the equity environment is tainted and all additional warrants and convertible debt are included in the value of the derivative.

The Company estimates the fair value of the derivative liabilities at the issuance date and at each subsequent reporting date, using a multinomial lattice model simulation. The model is based on a probability weighted discounted cash flow model using projections of the various potential outcomes.

During the years ended April 30, 2017 and 2016, we had the following activity in our derivative liabilities:

		Convertible	Preferred
	Warrants	Notes	Stock	Total

Balance, April 30, 2015	$-	$-	$-	$-
Increases in derivative value due to new issuances	1,290,874	-	-	1,290,874
Change in fair value of derivative liabilities	(895,255)	-	-	(895,255)

Balance, April 30, 2016	395,619	-	-	395,619
Increases in derivative value to debt discount	-	208,782	-	208,782
Decrease in derivative value due to note conversions	-	(100,127)	-	(100,127)
Change in fair value of derivative liabilities	5,904,051	196,020	5,656	6,105,727

Balance, April 30, 2017	$6,299,670	$304,675	$5,656	$6,610,001

Key inputs and assumptions used in valuing the Company’s derivative liabilities as of April 30, 2017 are as follows:

·	Stock prices on all measurement dates were based on the fair market value

·	Risk-free interest rates ranging from 1.45% – 2.13%

·	The probability of future financing was estimated at 100%

·	Computed volatility estimated at 104% – 110%

These inputs are subject to significant changes from period to period and to management's judgment; therefore, the estimated fair value of the derivative liabilities will fluctuate from period to period, and the fluctuation may be material.